Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 23, 2014
Prospectus Date	Mar. 30, 2014
Sentinel Common Stock Fund | Class A
Risk/Return:
Trading Symbol	SENCX
Sentinel Common Stock Fund | Class C
Risk/Return:
Trading Symbol	SCSCX
Sentinel Common Stock Fund | CLASS I
Risk/Return:
Trading Symbol	SICWX
Sentinel Small Company Fund | Class A
Risk/Return:
Trading Symbol	SAGWX
Sentinel Small Company Fund | Class C
Risk/Return:
Trading Symbol	SSCOX
Sentinel Small Company Fund | CLASS I
Risk/Return:
Trading Symbol	SIGWX
Sentinel Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX